Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Movement of Allowance for Doubtful Accounts

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2011	December 31, 2012	December 31, 2013
Beginning Balance	6,226	117,288	92,072
Additions	108,925	52,349	50,234
Reversal of allowance for doubtful accounts	(835)	(61,994)	(3,953)
Amount written-off against allowance	0	(1,113)	0
Transfer to assets classified as held for sale	0	(14,655)	0
Foreign currency exchange rate effect	2,972	197	1,163

Ending balance	117,288	92,072	139,516

Schedule of Cash Flows Associated With Acquisition, Construction, and Sale of Projects Assets

The cash flows associated with the acquisition, construction, and sale of projects assets are classified as operating activities in the consolidated statements of cash flows.

	Year ended	Year ended
	December 31, 2012	December 31, 2013
Project assets expected to be sold within twelve months	126,358	0
Project assets expected to be sold after twelve months (note 9)	0	34,664

Total	126,358	34,664

Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Government Subsidy

The Group received government subsidies of US$109,000 and US$ 49,685, US$17,895 for the years ended December 31, 2011, 2012 and 2013, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Reduction to cost of goods sold	65,855	18,842	0
Reduction to selling and G&A expenses	235	72	0
Other income	33,698	4,242	1,804
Reduction to acquisition cost of the equipment and power plant project	2,387	15,237	0
Deferred revenue	6,825	11,292	16,091

Total	109,000	49,685	17,895